Document and Entity Information Document (USD $)	3 Months Ended
Dec. 31, 2013
Document Information [Abstract]
Entity Registrant Name	QVC INC
Entity Central Index Key	0001254699
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	1
Document Type	S-4
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q4
Amendment Flag	false
Entity Current Reporting Status submitted electronically	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Public Float	$ 0